UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Windcrest Discovery Investments LLC

Address:  57 Danbury Road - Suite 204
          Wilton, CT 06897

13F File Number: 028-11649

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   James Gellert
Title:  Managing Member
Phone:  (203) 529-4300


Signature, Place and Date of Signing:

/s/ James Gellert                   Wilton, CT                  May 11, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  83

Form 13F Information Table Value Total: $105,545
                                     (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.        Form 13F File Number                 Name

1          028-12175                            WD Offshore Fund, Ltd.

FORM 13F INFORMATION TABLE


COLUMN 1                         COLUMN  2      COLUMN 3     COLUMN 4     COLUMN 5        COLUMN 6   COLUMN 7       COLUMN 8

                                 TITLE                      VALUE     SHRS OR  SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                   OF CLASS       CUSIP       (x1000)   PRN AMT  PRN CALL   DISCRETION  MANAGERS  SOLE  SHARED  NONE
--------------                   --------       -----       -------   -------  --- ----   ----------  --------  ----  ------  ----
ADMINISTAFF INC                       COM       007094105   1,676      47,600  SH         SHARED      1          47,600
AFC ENTERPRISES INC                   COM       00104Q107   2,073     103,400  SH         SHARED      1         103,400
AMEDISYS INC                          COM       023436108   1,096      33,800  SH         SHARED      1          33,800
AMSURG CORP                           COM       03232P405   1,345      54,900  SH         SHARED      1          54,900
ASSURED GUARANTY LTD                  COM       G0585R106   2,969     108,680  SH         SHARED      1         108,680
BARNES & NOBLE INC                    COM       067774109   2,885      73,130  SH         SHARED      1          73,130
BAUSCH & LOMB INC                     COM       071707103   1,294      25,300  SH         SHARED      1          25,300
BRIGHT HORIZONS FAMILY SOLUTI         COM       109195107   1,756      46,510  SH         SHARED      1          46,510
BUILDERS FIRSTSOURCE INC              COM       12008R107   1,565      97,400  SH         SHARED      1          97,400
CABOT OIL & GAS CORP                  COM       127097103     882      13,100  SH         SHARED      1          13,100
CACI INTL INC                         CL A      127190304     797      17,000  SH         SHARED      1          17,000
CAVCO INDS INC DEL                    COM       149568107   1,757      50,259  SH         SHARED      1          50,259
CENTENE CORP DEL                      COM       15135B101   1,202      57,270  SH         SHARED      1          57,270
CIMAREX ENERGY CO                     COM       171798101     932      25,170  SH         SHARED      1          25,170
CRA INTL INC                          COM       12618T105     783      15,000  SH         SHARED      1          15,000
DOMINOS PIZZA INC                     COM       25754A201   1,916      59,020  SH         SHARED      1          59,020
DYNAMEX  INC                          COM       26784F103     890      35,000  SH         SHARED      1          35,000
DYNAMIC MATLS CORP                    COM       267888105     906      27,700  SH         SHARED      1          27,700
EXPONENT INC                          COM       30214U102     998      50,000  SH         SHARED      1          50,000
FAIR ISAAC CORP                       COM       303250104     774      20,000  SH         SHARED      1          20,000
FIRST ADVANTAGE CORP                  CL A      31845F100   1,836      76,600  SH         SHARED      1          76,600
FTD GROUP INC                         COM       30267U108   1,539      93,100  SH         SHARED      1          93,100
FTI CONSULTING INC                    COM       302941109   1,008      30,000  SH         SHARED      1          30,000
GOODMAN GLOBAL INC                    COM       38239A100   1,791     101,670  SH         SHARED      1         101,670
GYMBOREE CORP                         COM       403777105     841      21,000  SH         SHARED      1          21,000
HEALTHSPRING INC                      COM       42224N101   1,667      70,780  SH         SHARED      1          70,780
HEARTLAND EXPRESS INC                 COM       422347104     853      53,700  SH         SHARED      1          53,700
HOUSTON WIRE & CABLE CO               COM       44244K109   2,256      80,500  SH         SHARED      1          80,500
HUB GROUP INC                         CL A      443320106     818      28,200  SH         SHARED      1          28,200
HURCO COMPANIES INC                   COM       447324104     913      21,300  SH         SHARED      1          21,300
I2 TECHNOLOGIES INC                 COM NEW     465754208     840      35,000  SH         SHARED      1          35,000
ICU MED INC                           COM       44930G107   2,096      53,460  SH         SHARED      1          53,460
INDUSTRIAL DISTR GROUP INC            COM       456061100   1,454     116,381  SH         SHARED      1         116,381
INFOUSA INC NEW                       COM       456818301     645      67,000  SH         SHARED      1          67,000
INTERACTIVE DATA CORP                 COM       45840J107   1,726      69,730  SH         SHARED      1          69,730
JACKSON HEWITT TAX SVCS INC           COM       468202106   2,218      68,930  SH         SHARED      1          68,930
KEYSTONE AUTOMOTIVE INDS INC          COM       49338N109   1,709      50,700  SH         SHARED      1          50,700
K-SWISS INC                           CL A      482686102   1,490      55,130  SH         SHARED      1          55,130
LCA-VISION INC                   COM PAR $.001  501803308     783      19,000  SH         SHARED      1          19,000
LECG CORP                             COM       523234102     796      55,000  SH         SHARED      1          55,000
LENNOX INTL INC                       COM       526107107   2,046      57,310  SH         SHARED      1          57,310
LIFETIME BRANDS INC                   COM       53222Q103   2,217     106,104  SH         SHARED      1         106,104
MANHATTAN ASSOCS INC                  COM       562750109     549      20,000  SH         SHARED      1          20,000
MATTHEWS INTL CORP                    CL A      577128101   2,367      58,150  SH         SHARED      1          58,150
MICROS SYS INC                        COM       594901100     810      15,000  SH         SHARED      1          15,000
MICROSTRATEGY INC                   CL A NEW    594972408     859       6,800  SH         SHARED      1           6,800
MIDDLEBY CORP                         COM       596278101   1,978      15,000  SH         SHARED      1          15,000
MOLINA HEALTHCARE INC                 COM       60855R100     904      29,560  SH         SHARED      1          29,560
NAVTEQ CORP                           COM       63936L100     845      24,500  SH         SHARED      1          24,500
NIC INC                               COM       62914B100     831     155,000  SH         SHARED      1         155,000
ODYSSEY HEALTHCARE INC                COM       67611V101   1,083      82,450  SH         SHARED      1          82,450
OMEGA FLEX INC                        COM       682095104     126       5,600  SH         SHARED      1           5,600
OPEN TEXT CORP                        COM       683715106     900      41,000  SH         SHARED      1          41,000
OWENS & MINOR INC NEW                 COM       690732102   1,303      35,480  SH         SHARED      1          35,480
PACIFIC SUNWEAR CALIF INC             COM       694873100   1,737      83,400  SH         SHARED      1          83,400
PAPA JOHNS INTL INC                   COM       698813102   1,699      57,800  SH         SHARED      1          57,800
PARKER DRILLING CO                    COM       701081101     470      50,000  SH         SHARED      1          50,000
PEDIATRIX MED GROUP                   COM       705324101   1,893      33,170  SH         SHARED      1          33,170
PEROT SYS CORP                        CL A      714265105     933      52,200  SH         SHARED      1          52,200
PRESTIGE BRANDS HLDGS INC             COM       74112D101     789      66,600  SH         SHARED      1          66,600
PROGRESS SOFTWARE CORP                COM       743312100     936      30,000  SH         SHARED      1          30,000
QUALITY SYS INC                       COM       747582104     800      20,000  SH         SHARED      1          20,000
QUEST SOFTWARE INC                    COM       74834T103     602      37,000  SH         SHARED      1          37,000
RETAIL VENTURES INC                   COM       76128Y102   2,517     119,560  SH         SHARED      1         119,560
RPC INC                               COM       749660106     466      28,000  SH         SHARED      1          28,000
SEALY CORP                            COM       812139301   1,162      66,500  SH         SHARED      1          66,500
SELECT COMFORT CORP                   COM       81616X103   1,059      59,500  SH         SHARED      1          59,500
SONIC SOLUTIONS                       COM       835460106     635      45,000  SH         SHARED      1          45,000
SPSS INC                              COM       78462K102     939      26,000  SH         SHARED      1          26,000
SRA INTL INC                          CL A      78464R105     926      38,000  SH         SHARED      1          38,000
SUN HYDRAULICS CORP                   COM       866942105     992      37,100  SH         SHARED      1          37,100
SUPERIOR ENERGY SVCS INC              COM       868157108     586      17,000  SH         SHARED      1          17,000
SYBASE INC                            COM       871130100     784      31,000  SH         SHARED      1          31,000
TEAM INC                              COM       878155100   1,790      46,925  SH         SHARED      1          46,925
TEMPUR PEDIC INTL INC                 COM       88023U101   1,310      50,400  SH         SHARED      1          50,400
VIAD CORP                           COM NEW     92552R406   2,698      69,900  SH         SHARED      1          69,900
WASHINGTON GROUP INTL INC           COM NEW     938862208   1,886      28,400  SH         SHARED      1          28,400
WEBSENSE INC                          COM       947684106     851      37,000  SH         SHARED      1          37,000
WESTERN REFNG INC                     COM       959319104     976      25,000  SH         SHARED      1          25,000
WILEY JOHN & SONS INC                 CL A      968223206   1,643      43,500  SH         SHARED      1          43,500
WRIGHT EXPRESS CORP                   COM       98233Q105     819      27,000  SH         SHARED      1          27,000
YOUNG INNOVATIONS INC                 COM       987520103     242       8,907  SH         SHARED      1           8,907
YRC WORLDWIDE INC                     COM       984249102     812      20,200  SH         SHARED      1          20,200
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